Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Equipment [Abstract]
Equipment	Equipment consists of office equipment, furniture and fittings.
(In US$ millions)	December 31, 2011	December 31, 2010
Cost	40.0	279
Accumulated depreciation	(15.0)	(121)
Net book value	25.0	158